REGULATORY MATTERS	12 Months Ended
Dec. 31, 2014
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE 16 REGULATORY MATTERS

The Bank is subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators regarding components, risk weightings, and other factors, and the regulators can lower classifications in certain cases. Failure to meet various capital requirements can initiate regulatory action that could have a direct material effect on the Corporation’s financial statements.

The prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and plans for capital restoration are required. The minimum requirements are:

	Capital to risk-weighted assets		Tier 1 capital
	Total	Tier 1	to average assets
Well capitalized	10%	6%	5%
Adequately capitalized	8%	4%	4%
Undercapitalized	6%	3%	3%

In 2013 the federal banking agencies issued revisions to the existing capital rules to incorporate certain changes to the Basel capital framework, including Basel III and other elements. The intent is to strengthen the definition of regulatory capital, increase risk-based capital requirements, and make selected changes to the calculation of risk-weighted assets. Beginning January 1, 2015, banks transitioned to the new rules and will report results with the first call report of 2015. As part of the new rules there are several provisions affecting the Corporation, such as the implementation of a new common tier ratio, the start of a capital conservation buffer, and increased prompt corrective action capital adequacy thresholds. The Corporation’s management believes that the Corporation and the Bank will be able to meet targeted capital ratios upon implementation of the revised requirements, as finalized.

At year-end 2014, actual capital levels and minimum required levels for the Bank were as follows:

			Minimum Required		Minimum Required
(Dollars in thousands)			For Capital		To Be Well
	Actual		Adequacy Purposes		Capitalized
December 31, 2014	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to risk-weighted assets)	$36,667	13.1%	$22,431	8.0%	$28,039	10.0%
Tier 1 capital (to risk-weighted assets)	$33,154	11.8%	$11,216	4.0%	$16,824	6.0%
Tier 1 capital (to average assets)	$33,154	10.1%	$13,169	4.0%	$16,461	5.0%

At year-end 2013, actual capital levels and minimum required levels, for the Bank were as follows:

			Minimum Required		Minimum Required
(Dollars in thousands)			For Capital		To Be Well
	Actual		Adequacy Purposes		Capitalized
December 31, 2013	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to risk-weighted assets)	$33,968	12.6%	$21,507	8.0%	$26,884	10.0%
Tier 1 capital (to risk-weighted assets)	$30,595	11.4%	$10,754	4.0%	$16,130	6.0%
Tier 1 capital (to average assets)	$30,595	9.8%	$12,508	4.0%	$15,635	5.0%

Based on the most recent notifications from its regulators, the Bank has been categorized as “well-capitalized” at December 31, 2014 and 2013. Management is not aware of any conditions or events since its last notification that would affect the Bank’s “well-capitalized” status.

Dividend payments to the holding company by its subsidiaries are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. Dividends paid by the Bank are the primary source of funds available to the Corporation for payment of dividends to shareholders and for other working capital needs. Ohio law prohibits the Bank, without the prior approval of the Ohio Division of Financial Institutions, from paying dividends in an amount greater than the lesser of its undivided profits or the total of its net income for that year, combined with its retained net income from the preceding two years. The payment of dividends by any financial institution or its holding company is also affected by the requirement to maintain adequate capital pursuant to applicable capital adequacy guidelines and regulations, and a financial institution generally is prohibited from paying any dividends if, following payment thereof, the institution would be under-capitalized. As described above, the Bank exceeded its minimum capital requirements under applicable guidelines at year-end. The amount of dividends available to the Corporation from the Bank at December 31, 2014, was approximately $14,236,000.